PLAN DESCRIPTION (Tables)	12 Months Ended
Dec. 31, 2025
EBP 005
Document Information [Line Items]
Schedule of investment income
The following amounts related to the ESOP were included in dividend income and net depreciation in fair value of investments, respectively, for the year ended December 31, 2025:

Dividend income	$661,456
Net depreciation in fair value of investments	$(118,997)